Related Party Transactions (Details) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 27, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019	Sep. 30, 2021
Related Party Transaction [Line Items]
Related party transaction			$ 216	$ 202		$ 168
Operating lease right of use asset		$ 7,436,000	7,436,000	0
Operating lease liabilities		7,409,000	7,409,000	6,776,000	[1]
Netless
Related Party Transaction [Line Items]
Business combination, consideration transferred	$ 4,000,000
Affiliated Entity
Related Party Transaction [Line Items]
Business combination, consideration transferred			1,300,000
Payments to acquire businesses		$ 1,200,000
Acquisition consideration, shares issued (in shares)		14,935
Operating lease right of use asset		$ 400,000	400,000
Operating lease liabilities		$ 400,000	400,000
Affiliated Entity | Netless
Related Party Transaction [Line Items]
Related party transaction			$ 0	$ 1,300		$ 0
Business combination, equity interest in acquiree, percentage							10.00%

[1]	Amounts are based on ASC 840, Leases that were superseded upon the Company’s adoption of ASC 842, Leases on January 1, 2021.